Accumulated Other Comprehensive (Loss) Income	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Accumulated Other Comprehensive (Loss) Income
17.	Accumulated other comprehensive (loss) income

The movement of accumulated other comprehensive (loss) income is as follows:

Foreign currency translation adjustments
$
Balance as of January 1, 2017	(698)
Other comprehensive income	1,148
Balance as of December 31, 2017	450
Other comprehensive income	2,212
Balance as of December 31, 2018	2,662
Other comprehensive income	1,958
Balance as of December 31, 2019	4,620